Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Oct. 01, 2020	Sep. 25, 2020
Assets:
Cash and Investments held in Trust Account			$ 207,372,020
Public Warrants [Member]
Liabilities:
Warrant Liability	$ 10,368,601	$ 10,368,601		$ 12,800,000
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability		11,500,000
Fair Value, Recurring [Member]
Assets:
Cash and Investments held in Trust Account	207,396,111	207,376,213
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	12,905,486	11,003,918
Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	16,694,484	11,509,147
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and Investments held in Trust Account	207,396,111	207,376,213
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability—Public Warrants		11,509,147
Warrant Liability	16,694,484	11,509,147
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and Investments held in Trust Account	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and Investments held in Trust Account	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability—Private Placement Warrants		11,003,918
Warrant Liability	12,905,486	11,003,918
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	$ 0	0
US Treasury Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Total assets measured at fair value		$ 207,376,213